Share-based payments - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2021 ZAR (R) shares R / shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R)
Share-based payments
Cash proceeds from instruments exercised | R	R 240,000,000	R 275,000,000	R 91,000,000
Sibanye Stillwater 2020 Share Plan | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	1,633,633
Outstanding at end of the year (in shares)		1,633,633
Sibanye Stillwater 2020 Share Plan | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	729,148
Outstanding at end of the year (in shares)		729,148
Sibanye Stillwater 2020 Share Plan | Dawie Mostert
Share-based payments
Outstanding at beginning of the year (in shares)	405,098
Outstanding at end of the year (in shares)		405,098
Sibanye Stillwater 2020 Share Plan | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	326,499
Outstanding at end of the year (in shares)		326,499
Sibanye Stillwater 2020 Share Plan | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	407,957
Outstanding at end of the year (in shares)		407,957
Sibanye Stillwater 2020 Share Plan | Laurent Charbonnier
Share-based payments
Outstanding at beginning of the year (in shares)	138,895
Outstanding at end of the year (in shares)		138,895
Sibanye Stillwater 2020 Share Plan | Lerato Legong
Share-based payments
Outstanding at beginning of the year (in shares)	148,362
Outstanding at end of the year (in shares)		148,362
Sibanye Stillwater 2020 Share Plan | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	655,174
Outstanding at end of the year (in shares)		655,174
Sibanye Stillwater 2020 Share Plan | Chris Bateman
Share-based payments
Outstanding at beginning of the year (in shares)	34,920
Outstanding at end of the year (in shares)		34,920
Sibanye Stillwater 2020 Share Plan | Shadwick Bessit
Share-based payments
Outstanding at beginning of the year (in shares)	458,278
Outstanding at end of the year (in shares)		458,278
Sibanye Stillwater 2020 Share Plan | Hartley Dikgale
Share-based payments
Outstanding at beginning of the year (in shares)	1,646
Outstanding at end of the year (in shares)		1,646
Sibanye Stillwater 2020 Share Plan | Wayne Robinson
Share-based payments
Outstanding at beginning of the year (in shares)	390,937
Outstanding at end of the year (in shares)		390,937
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Neal Froneman
Share-based payments
Granted during the year (in shares)	468,784
Instruments exercised (in shares)	162,869
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 54.20
Cash proceeds from instruments exercised | R	R 8,827,342
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,939,548
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Charl Keyter
Share-based payments
Granted during the year (in shares)	233,594
Instruments exercised (in shares)	78,423
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 53.91
Cash proceeds from instruments exercised | R	R 4,227,681
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	884,319
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Dawie Mostert
Share-based payments
Granted during the year (in shares)	118,646
Instruments exercised (in shares)	44,056
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 53.91
Cash proceeds from instruments exercised | R	R 2,375,175
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	479,688
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Themba Nkosi
Share-based payments
Granted during the year (in shares)	94,611
Instruments exercised (in shares)	38,113
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 53.90
Cash proceeds from instruments exercised | R	R 2,054,441
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	382,997
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Richard Stewart
Share-based payments
Granted during the year (in shares)	165,783
Instruments exercised (in shares)	44,285
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 53.92
Cash proceeds from instruments exercised | R	R 2,387,830
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	529,455
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Laurent Charbonnier
Share-based payments
Granted during the year (in shares)	173,081
Instruments exercised (in shares)	75,421
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 55.32
Cash proceeds from instruments exercised | R	R 4,171,990
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	236,555
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Lerato Legong
Share-based payments
Granted during the year (in shares)	72,267
Instruments exercised (in shares)	8,922
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 50.11
Cash proceeds from instruments exercised | R	R 447,095
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	211,707
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme) | Robert van Niekerk
Share-based payments
Granted during the year (in shares)	186,830
Instruments exercised (in shares)	69,455
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 54.03
Cash proceeds from instruments exercised | R	R 3,752,841
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	772,549